Consolidated Statements of Cash flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Cash provided (used) from operating activities
Net Income (Loss)	$ (2,734,846)	$ (1,255,734)	$ (13,774,165)	$ (2,011,328)
Depreciation	42,043	95,174	439,043	381,169
Shares issued for inducement		140,247	510,620	1,128,462
Share based expense	248,718	95,467	531,119	277,333
Finance fees and debt Discount	581,454	231,671	3,692,456	(46,712)
Change in accounts receivable	(35,225)	(17,962)	(470,462)	(19,439)
Change in inventory	10,592	98,720	(1,259,905)	(219,971)
Change in other assets	72,889		529,149	(2,779)
Change in Accounts Payable and Accrued Expenses	1,257,713	174,502	2,744,557	628,632
Change in Accrued Expenses - related party	135,944	26,942	534,555	9,102
Change in Unearned Revenue	(107,226)	85,776	197,326	89,595
Net cash provided (used) from operating activities	(527,944)	(325,197)	(6,325,707)	(98,519)
Cash used in investing activities
Investments in Infusionz			(9,500,000)
Purchase of Equipment		(24,230)	(24,230)	(798,299)
Net cash used in investing activities		(24,230)	(24,230)	(798,299)
Cash provided by financing activities
Proceeds from Notes Payable	412,000	309,700	13,688,257	1,623,109
Payment on notes payable	(20,000)	(132,880)	(7,873,835)	(498,681)
Gain on debt settlement				(312,583)
Proceeds from (payments to) Notes Payable related parties	135,944	150,000	265,000	(29,300)
Net cash provided by financing activities	$ 527,944	326,820	6,079,422	1,095,128
Net Increase (Decrease) In Cash		(22,607)	(339,417)	198,310
Cash At Beginning of Period		270,515	$ 270,515	72,205
Cash At End of Period		$ 247,908		$ 270,515